Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Income (Loss) Attributable to Parent	$ (424.3)	$ 92.0	$ 101.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(5.3)	(4.8)	(0.4)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	1.1	3.1	(2.5)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (428.5)	$ 90.3	$ 98.2